SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 405,946	$ 251,047	$ 714,914	$ 671,682
Others			7,610	5,451
Software Development Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			514,273	406,391
Software Licensing Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			145,340	200,652
Software Support Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			23,119	28,051
Cloud Hosting Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 24,572	$ 31,137